Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tangible assets
Assets under leases
Right-of-use assets	$ 7,363	$ 7,353	$ 7,190
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	13,079	12,144	11,011
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(5,716)	(4,791)	(3,821)
Tangible assets | Exploration and production activities
Assets under leases
Right-of-use assets	2,376	1,545	1,461
Tangible assets | Exploration and production activities | Gross value/Cost
Assets under leases
Right-of-use assets	4,497	3,228	2,758
Tangible assets | Exploration and production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(2,121)	(1,683)	(1,297)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	4,987	5,808	5,729
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	8,582	8,916	8,253
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(3,595)	(3,108)	(2,524)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	999	1,117	965
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,396	1,441	1,187
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(397)	(324)	(222)
Machinery, plant and equipment | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	2,591	3,091	2,975
Machinery, plant and equipment | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	4,691	4,910	4,606
Machinery, plant and equipment | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(2,100)	(1,819)	(1,631)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	1,135	1,292	1,393
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,750	1,853	1,778
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(615)	(561)	(385)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	262	308	396
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	745	712	682
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (483)	$ (404)	$ (286)